Quarterly Holdings Report
for

Fidelity® Equity Dividend Income Fund

February 29, 2020

EII-QTLY-0420
1.797940.116

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	1,640,700	$88,860
Entertainment - 1.5%
Cinemark Holdings, Inc.	1,395,600	36,230
The Walt Disney Co.	273,500	32,177
		68,407
Media - 5.2%
Comcast Corp. Class A	2,804,800	113,398
Informa PLC	1,867,801	16,531
Interpublic Group of Companies, Inc.	2,894,000	61,816
Omnicom Group, Inc.	756,100	52,383
		244,128

TOTAL COMMUNICATION SERVICES		401,395

CONSUMER DISCRETIONARY - 2.9%
Hotels, Restaurants & Leisure - 0.7%
Wyndham Destinations, Inc.	793,600	31,665
Household Durables - 0.6%
Whirlpool Corp.	221,600	28,334
Internet & Direct Marketing Retail - 1.0%
eBay, Inc.	1,313,700	45,507
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc. (a)	186,300	2,467
Tapestry, Inc.	1,180,600	27,685
		30,152

TOTAL CONSUMER DISCRETIONARY		135,658

CONSUMER STAPLES - 11.1%
Beverages - 0.6%
Molson Coors Beverage Co. Class B	571,500	28,352
Food & Staples Retailing - 1.5%
Kroger Co.	2,407,500	67,723
Food Products - 2.2%
General Mills, Inc.	1,071,850	52,521
The J.M. Smucker Co.	484,100	49,857
		102,378
Household Products - 0.4%
Reckitt Benckiser Group PLC	158,300	11,697
Reynolds Consumer Products, Inc. (b)	239,400	6,907
		18,604
Personal Products - 1.3%
Unilever NV (NY Reg.)	1,137,800	60,030
Tobacco - 5.1%
Altria Group, Inc.	2,248,200	90,760
British American Tobacco PLC sponsored ADR	1,485,400	59,119
Imperial Brands PLC	1,163,137	23,498
Philip Morris International, Inc.	783,200	64,121
		237,498

TOTAL CONSUMER STAPLES		514,585

ENERGY - 10.2%
Oil, Gas & Consumable Fuels - 10.2%
BP PLC sponsored ADR	1,899,800	59,445
Chevron Corp.	1,412,870	131,877
ConocoPhillips Co.	439,600	21,285
Enterprise Products Partners LP	1,779,700	41,538
Equinor ASA sponsored ADR	3,643,100	56,650
Exxon Mobil Corp.	1,548,200	79,639
Noble Midstream Partners LP	305,200	4,685
Rattler Midstream LP	498,300	6,274
The Williams Companies, Inc.	3,098,800	59,032
Valero Energy Corp.	71,500	4,737
Viper Energy Partners LP	546,000	9,735
		474,897
FINANCIALS - 17.8%
Banks - 9.3%
Bank of America Corp.	3,096,000	88,236
Bank OZK	1,587,800	40,314
East West Bancorp, Inc.	459,100	17,786
Huntington Bancshares, Inc.	4,349,700	53,371
PNC Financial Services Group, Inc.	224,100	28,326
Signature Bank	156,900	19,628
The Toronto-Dominion Bank	466,300	23,985
Wells Fargo & Co.	3,942,008	161,028
		432,674
Capital Markets - 3.1%
Goldman Sachs Group, Inc.	174,600	35,054
Lazard Ltd. Class A	694,700	24,884
Northern Trust Corp.	404,800	35,525
State Street Corp.	683,600	46,560
		142,023
Consumer Finance - 2.0%
Capital One Financial Corp.	618,400	54,580
Synchrony Financial	1,270,000	36,957
		91,537
Insurance - 2.8%
AXA SA	1,667,500	38,760
Chubb Ltd.	212,679	30,845
Old Republic International Corp.	1,404,700	27,701
The Travelers Companies, Inc.	295,600	35,416
		132,722
Mortgage Real Estate Investment Trusts - 0.6%
Starwood Property Trust, Inc.	1,183,400	26,248

TOTAL FINANCIALS		825,204

HEALTH CARE - 19.3%
Biotechnology - 4.2%
AbbVie, Inc.	1,406,800	120,577
Amgen, Inc.	374,200	74,739
		195,316
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co.	77,800	18,502
Health Care Providers & Services - 6.1%
AmerisourceBergen Corp.	295,200	24,891
Anthem, Inc.	186,200	47,870
CVS Health Corp.	866,226	51,263
Humana, Inc.	109,900	35,133
McKesson Corp.	247,800	34,657
UnitedHealth Group, Inc.	345,700	88,140
		281,954
Pharmaceuticals - 8.6%
Bristol-Myers Squibb Co.	1,800,500	106,338
Johnson & Johnson	935,566	125,815
Merck & Co., Inc.	491,000	37,591
Roche Holding AG (participation certificate)	254,737	81,907
Sanofi SA sponsored ADR	1,036,200	47,924
		399,575

TOTAL HEALTH CARE		895,347

INDUSTRIALS - 9.0%
Aerospace & Defense - 4.4%
General Dynamics Corp.	758,400	121,109
United Technologies Corp.	644,930	84,221
		205,330
Commercial Services & Supplies - 0.3%
ISS Holdings A/S	784,100	13,933
Electrical Equipment - 1.0%
Hubbell, Inc. Class B	35,700	4,757
Regal Beloit Corp.	526,500	40,877
		45,634
Industrial Conglomerates - 1.1%
General Electric Co.	4,504,897	49,013
Machinery - 1.0%
Allison Transmission Holdings, Inc.	1,154,900	46,889
Professional Services - 0.6%
Intertrust NV (c)	1,708,800	28,665
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (b)	400,200	15,216
MSC Industrial Direct Co., Inc. Class A	220,500	13,631
		28,847

TOTAL INDUSTRIALS		418,311

INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 1.4%
Cisco Systems, Inc.	1,579,500	63,069
IT Services - 4.2%
Amdocs Ltd.	718,700	45,817
Capgemini SA	764,000	84,664
Cognizant Technology Solutions Corp. Class A	439,400	26,773
IBM Corp.	267,500	34,815
Sabre Corp.	368,400	5,016
		197,085
Semiconductors & Semiconductor Equipment - 0.3%
Qualcomm, Inc.	175,551	13,746
Software - 0.1%
Microsoft Corp.	42,426	6,873

TOTAL INFORMATION TECHNOLOGY		280,773

MATERIALS - 2.5%
Chemicals - 1.5%
DuPont de Nemours, Inc.	1,350,599	57,941
Westlake Chemical Corp.	198,800	11,107
		69,048
Containers & Packaging - 1.0%
Graphic Packaging Holding Co.	1,625,600	21,978
WestRock Co.	793,131	26,372
		48,350

TOTAL MATERIALS		117,398

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 4.0%
Brandywine Realty Trust (SBI)	3,427,700	46,548
Corporate Office Properties Trust (SBI)	853,100	21,618
Highwoods Properties, Inc. (SBI)	464,400	20,842
Potlatch Corp.	335,000	12,308
Ryman Hospitality Properties, Inc.	503,900	35,026
SL Green Realty Corp.	415,000	32,553
Taubman Centers, Inc.	348,200	18,127
		187,022
UTILITIES - 6.9%
Electric Utilities - 4.0%
Duke Energy Corp.	797,200	73,103
Edison International	445,700	29,947
Exelon Corp.	1,915,600	82,582
		185,632
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Energy Corp.	585,800	11,265
Multi-Utilities - 2.7%
CenterPoint Energy, Inc.	3,070,500	70,683
Dominion Energy, Inc.	689,200	53,882
		124,565

TOTAL UTILITIES		321,462

TOTAL COMMON STOCKS
(Cost $4,615,587)		4,572,052

Money Market Funds - 2.2%
Fidelity Cash Central Fund 1.60% (d)	97,438,001	97,457
Fidelity Securities Lending Cash Central Fund 1.60% (d)(e)	2,057,519	2,058
TOTAL MONEY MARKET FUNDS
(Cost $99,515)		99,515
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $4,715,102)		4,671,567
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(21,078)
NET ASSETS - 100%		$4,650,489

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,665,000 or 0.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$714
Fidelity Securities Lending Cash Central Fund	1
Total	$715

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.